General Information (Tables)	12 Months Ended
Dec. 31, 2021
General Information [Abstract]
Schedule of Major Shareholders and their Respective Percentage of Ownership	The Parent Company’s major shareholders and their respective percentage of ownership as of December 31, 2021 are as follows:

	Number of shares	Ownership (%)
GungHo Online Entertainment, Inc.	4,121,737	59.31
Others	2,827,163	40.69
	6,948,900	100.00

Schedule of Consolidated Subsidiaries
Details of the consolidated subsidiaries as of December 31, 2021 and 2020 are as follows:

		Percentage of ownership (%)
Subsidiary	Location	2021	2020	Fiscal year end	Main business
Gravity Interactive, Inc.	U.S.A.	100.00	100.00	December	Online and mobile game services
Gravity NeoCyon, Inc.	Korea	99.53	99.53	December	Mobile game development and service
Gravity Communications Co.,Ltd.	Taiwan	100.00	100.00	December	Online and mobile game services
PT. Gravity Game Link	Indonesia	70.00	70.00	December	Online and mobile game services
Gravity Game Tech Co.,Ltd.	Thailand	100.00	100.00	December	Online and mobile game services
Gravity Game Arise Co., Ltd.	Japan	100.00	100.00	December	Online and mobile game services
Gravity Game Hub PTE., Ltd.(*)	Singapore	100.00	—	December	Online and mobile game services

(*) Gravity Game Hub PTE., Ltd. was established during the year ended December 31, 2021 with 100% ownership interest held by the Parent Company.

Schedule of Consolidated Financial Information Subsidiaries
Details of the condensed financial information of subsidiaries as of December 31, 2021 and 2020 are as follows:

	2021
Subsidiaries	Total assets(*)	Total liabilities(*)	Revenue(*)	Profit(loss) For the period(*)
	(In millions of Korean won)
Gravity Interactive, Inc.	₩ 26,385	₩ 16,163	₩ 79,242	₩ 988
Gravity NeoCyon, Inc.	14,903	9,378	25,443	(111)
Gravity Communications Co., Ltd.	33,121	9,236	33,342	9,096
PT Gravity Game Link	2,916	318	2,462	(221)
Gravity Game Tech Co., Ltd.	25,591	5,666	28,346	5,496
Gravity Game Arise Co., Ltd.	3,912	2,167	3,258	159
Gravity Game Hub PTE., Ltd	2,538	722	117	(1,110)
(*) Amount before offsetting the related party transactions.

	2020
Subsidiaries	Total assets(*1)	Total liabilities(*1)	Revenue(*1)	Profit(loss) For the period(*1)
	(In millions of Korean won)
Gravity Interactive, Inc.	₩ 31,849	₩ 23,405	₩ 123,055	₩ 1,138
Gravity Entertainment Corporation (*2)	—	—	—	8
Gravity NeoCyon, Inc.	11,069	7,422	26,368	(1,754)
Gravity Communications Co., Ltd.	33,717	10,070	41,677	12,281
PT Gravity Game Link	2,185	664	4,881	(315)
Gravity Game Tech Co., Ltd.	21,093	6,315	39,147	13,989
Gravity Game Arise Co., Ltd.	2,637	2,066	2,483	82
(*1) Amount before offsetting the related party transactions.
(*2) Gravity Entertainment Corporation was liquidated during 2020 and has been excluded from subsidiary since then.